                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                               Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 9/30/17

 Shares

 Value

 UNAFFILIATED ISSUERS -100.6%

 COMMON STOCKS - 99.6%

 Energy - 5.5%

 Oil & Gas Equipment & Services - 2.2%

 1,560,000

 Schlumberger, Ltd.

 $

 108,825,600

 Oil & Gas Exploration & Production - 3.3%

 1,685,000

 EOG Resources, Inc.

 $

 163,006,900

 Total Energy

 $

 271,832,500

 Materials - 3.4%

 Diversified Chemicals - 0.6%

 447,800

 DowDuPont, Inc.

 $

 31,001,194

 Specialty Chemicals - 1.8%

 806,500

 PPG Industries, Inc.

 $

 87,634,290

 Steel - 1.0%

 868,500

 Nucor Corp.

 $

 48,670,740

 Total Materials

 $

 167,306,224

 Capital Goods - 2.5%

 Aerospace & Defense - 1.1%

 275,200

 Raytheon Co.

 $

 51,346,816

 Industrial Conglomerates - 1.4%

 485,000

 Honeywell International, Inc.

 $

 68,743,900

 Total Capital Goods

 $

 120,090,716

 Commercial Services & Supplies - 2.4%

 Environmental & Facilities Services - 2.4%

 1,518,500

 Waste Management, Inc.

 $

 118,852,995

 Total Commercial Services & Supplies

 $

 118,852,995

 Transportation - 5.3%

 Air Freight & Logistics - 2.6%

 557,000

 FedEx Corp.

 $

 125,648,060

 Railroads - 2.7%

 1,240,500

 Kansas City Southern

 $

 134,817,540

 Total Transportation

 $

 260,465,600

 Consumer Services - 2.5%

 Restaurants - 2.5%

 515,000

 Starbucks Corp.

 $

 27,660,650

 1,300,000

 Yum! Brands, Inc.

 95,693,000

 $

 123,353,650

 Total Consumer Services

 $

 123,353,650

 Retailing - 5.6%

 Home Improvement Retail - 5.6%

 1,827,500

 Lowe's Companies, Inc.

 $

 146,090,350

 779,500

 The Home Depot, Inc.

 127,495,020

 $

 273,585,370

 Total Retailing

 $

 273,585,370

 Food & Staples Retailing - 0.5%

 Drug Retail - 0.5%

 318,000

 CVS Health Corp.

 $

 25,859,760

 Total Food & Staples Retailing

 $

 25,859,760

 Food, Beverage & Tobacco - 6.7%

 Soft Drinks - 2.5%

 1,077,500

 PepsiCo., Inc.

 $

 120,065,825

 Packaged Foods & Meats - 4.2%

 448,500

 McCormick & Co., Inc.

 $

 46,034,040

 2,300,000

 Mondelez International, Inc.

 93,518,000

 866,000

 The Kraft Heinz Co.

 67,158,300

 $

 206,710,340

 Total Food, Beverage & Tobacco

 $

 326,776,165

 Health Care Equipment & Services - 5.5%

 Health Care Equipment - 2.4%

 1,510,000

 Medtronic PLC

 $

 117,432,700

 Managed Health Care - 3.1%

 773,500

 UnitedHealth Group, Inc.

 $

 151,489,975

 Total Health Care Equipment & Services

 $

 268,922,675

 Pharmaceuticals, Biotechnology & Life Sciences - 9.6%

 Biotechnology - 2.8%

 133,000

 Amgen, Inc.

 $

 24,797,850

 486,000

 Celgene Corp. *

 70,868,520

 508,500

 Gilead Sciences, Inc. *

 41,198,670

 $

 136,865,040

 Pharmaceuticals - 6.8%

 914,500

 Bristol-Myers Squibb Co.

 $

 58,290,230

 635,000

 Eli Lilly & Co.

 54,317,900

 1,831,500

 Merck & Co., Inc.

 117,270,945

 1,895,000

 Pfizer, Inc.

 67,651,500

 532,500

 Zoetis, Inc.

 33,952,200

 $

 331,482,775

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 468,347,815

 Banks - 8.8%

 Diversified Banks - 8.8%

 2,043,500

 Citigroup, Inc.

 $

 148,644,190

 2,256,000

 JPMorgan Chase & Co.

 215,470,560

 1,270,500

 US Bancorp

 68,086,095

 $

 432,200,845

 Total Banks

 $

 432,200,845

 Diversified Financials - 6.7%

 Multi-Sector Holdings - 3.2%

 100

 Berkshire Hathaway, Inc. *

 $

 27,474,000

 692,500

 Berkshire Hathaway, Inc. *

 126,949,100

 $

 154,423,100

 Asset Management & Custody Banks - 2.2%

 216,300

 BlackRock, Inc.

 $

 96,705,567

 355,195

 Invesco, Ltd.

 12,446,033

 $

 109,151,600

 Financial Exchanges & Data - 1.3%

 478,000

 CME Group, Inc.

 $

 64,855,040

 Total Diversified Financials

 $

 328,429,740

 Insurance - 1.2%

 Multi-line Insurance - 1.2%

 1,068,500

 The Hartford Financial Services Group, Inc.

 $

 59,226,955

 Total Insurance

 $

 59,226,955

 Software & Services - 16.7%

 Internet Software & Services - 8.3%

 280,700

 Alphabet, Inc. (Class A)

 $

 273,323,204

 1,045,000

 eBay, Inc. *

 40,190,700

 539,000

 Facebook, Inc. *

 92,098,930

 $

 405,612,834

 Data Processing & Outsourced Services - 1.7%

 812,300

 Visa, Inc.

 $

 85,486,452

 Systems Software - 6.7%

 189,500

 Check Point Software Technologies, Ltd. *

 $

 21,606,790

 2,942,000

 Microsoft Corp.

 219,149,580

 1,810,000

 Oracle Corp.

 87,513,500

 $

 328,269,870

 Total Software & Services

 $

 819,369,156

 Technology Hardware & Equipment - 6.4%

 Communications Equipment - 2.2%

 3,260,000

 Cisco Systems, Inc.

 $

 109,633,800

 Computer Storage & Peripherals - 4.2%

 1,327,500

 Apple, Inc.

 $

 204,594,300

 Total Technology Hardware & Equipment

 $

 314,228,100

 Semiconductors & Semiconductor Equipment - 3.1%

 Semiconductor Equipment - 0.8%

 203,000

 Lam Research Corp. *

 $

 37,563,120

 Semiconductors - 2.3%

 1,333,500

 Analog Devices, Inc.

 $

 114,907,695

 Total Semiconductors & Semiconductor Equipment

 $

 152,470,815

 Telecommunication Services - 2.7%

 Integrated Telecommunication Services - 2.7%

 3,325,000

 AT&T, Inc.

 $

 130,240,250

 Total Telecommunication Services

 $

 130,240,250

 Utilities - 2.9%

 Electric Utilities - 2.9%

 2,047,500

 American Electric Power Co., Inc.

 $

 143,816,400

 Total Utilities

 $

 143,816,400

 Real Estate - 1.6%

 Specialized REIT - 1.6%

 765,000

 Crown Castle International Corp.

 $

 76,484,700

 Total Real Estate

 $

 76,484,700

 TOTAL COMMON STOCKS

 (Cost $3,765,416,885)

 $

 4,881,860,431

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%

 11,000,000

 U.S. Treasury Bills, 10/12/17 (a)

 $

 10,997,176

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $10,996,773)

 $

 10,997,176

 TEMPORARY CASH INVESTMENTS - 0.8%

 Repurchase Agreements - 0.8%

 17,230,000

 $17,230,000 ScotiaBank, 1.05%, dated 9/29/17 plus accrued interest on 10/2/17 collateralized by the following:

 $17,576,138 Government National Mortgage Association, 3.0%, 7/20/46

 $

 17,230,000

 8,780,000

 $8,780,000 RBC Capital Markets LLC, 1.04%, dated 9/29/17 plus accrued interest on 10/2/17 collateralized by the following:

 $2,642,589 Government National Mortgage Association, 3.5%, 7/20/47 - 8/20/47

 $6,313,011 Federal Agricultural Mortgage Corporation, 1.44% - 1.65%, 8/20/19 - 9/21/20

 8,780,000

 13,900,000

 $13,900,000 TD Securities USA LLC, 1.04%, dated 9/29/17 plus accrued interest on 10/2/17 collateralized by the following:

 $10,615,107 U.S. Treasury Notes, 0.125%, 4/15/22

 $3,562,962 Federal Home Loan Bank, 1.375%, 9/28/20

 13,900,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $39,910,000)

 $

 39,910,000

 TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 100.6%

 (Cost $3,816,323,658) (a)

 $

 4,932,767,607

 OTHER ASSETS & LIABILITIES - (0.6)%

 $

 (28,980,764)

 NET ASSETS - 100.0%

 $

 4,903,786,843

 *

 Non-income producing security.

 (a)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
4,881,860,431

$
-

$
-

$
4,881,860,431

 U.S. Government and Agency Obligations

-

10,997,176

-

10,997,176

 Repurchase Agreements

-

39,910,000

-

39,910,000

 Total

$
4,881,860,431

$
50,907,176

$
-

$
4,932,767,607

 During the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 24, 2017 * Print the name and title of each signing officer under his or her signature.